Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The following tables present information about the Company’s assets and liabilities as of December 31, 2023 and 2022, that are measured at fair value on a recurring basis, by level within the fair value hierarchy:
December 31, 2023

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities—Public Warrants		$—	$766,763	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$616,373	$—
December 31, 2022

	Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account		$349,991,153	$—	$—
Liabilities:
Derivative warrant liabilities—Public Warrants		$1,725,000	$—	$—
Derivative warrant liabilities—Private Placement Warrants		$—	$1,386,667	$—
Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 1 measurement to a Level 2 measurement due to lack of trading activity as of December 31, 2023. During the year ended December 31, 2022, no transfers had occurred.
The Public Warrants issued in connection with the Initial Public Offering and the Over-Allotment, and the Private Placement Warrants sold in the Private Placement and the Second Private Placement were initially measured at fair value using a Black-Scholes option pricing model and a Monte Carlo simulation, respectively. For periods subsequent to the detachment of the Public Warrants from the Units, the fair value of the Public Warrants is based on the observable listed price for such warrants, and the fair value of the warrants issued in the Private Placement and the Second Private Placement was estimated by reference to the listed market price of the Public Warrants.
For the year ended December 31, 2023, the Company recognized a gain resulting from a decrease in the fair value of the derivative warrant liabilities of approximately $1.7 million, presented as change in the fair value of derivative warrant liabilities in the accompanying consolidated statements of operations. For the year ended December 31, 2022, the Company recognized a gain resulting from a decrease in the fair value of the derivative warrant liabilities of approximately $11 million, presented as change in the fair value of derivative warrant liabilities in the accompanying consolidated statements of operations.